Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Jul. 24, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Guinness Atkinson Global Innovators Fund - Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return Before Taxes
Average Annual Return, Percent	[1]		20.54%	11.63%	14.92%
Guinness Atkinson Global Innovators Fund - Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions
Average Annual Return, Percent	[2]		16.49%	8.73%	12.93%
Guinness Atkinson Global Innovators Fund - Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[2]		15.01%	8.72%	12.08%
Guinness Atkinson Global Innovators Fund - Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Investor Class Return Before Taxes
Average Annual Return, Percent			20.24%	11.35%	14.64%
MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		MSCI World Index (Net Return) (Reflects No Deductions for Fees and Expenses)
Average Annual Return, Percent			21.09%	12.14%	12.16%

[1]	The Fund’s Institutional Class shares were issued on December 31, 2015. Performance information shown for the Institutional Class prior to December 31, 2015, is based on the performance of the Fund’s Investor Class shares. Institutional and Investor class shares are mutual fund shares and are not exchange-traded. As of December 31, 2025, the Fund’s ETF Class Shares had not yet incepted. Performance shown prior to the inception date of the ETF Class shares is from the Portfolio’s Institutional Class shares, a mutual fund class of shares of the Portfolio not offered in this Prospectus. Returns for the ETF Class shares and Institutional Class shares may vary due to differences in their expenses.
[2]	After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor. After-tax returns are shown for Institutional Class Shares only and after-tax returns for classes other than Institutional Class will vary from returns shown in the table.